Consolidated Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
	Nov. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Sales revenue		$ 0	$ 0	$ 0	$ 0
Cost of goods sold		0	0	0	0
Gross profit		0	0	0	0
General and administrative expenses		493,405	515,253	2,001,617	5,741,514
LOSS FROM OPERATIONS		(493,405)	(515,253)	(2,001,617)	(5,741,514)
OTHER EXPENSE
Gain/(loss) on extinguishment				467,872	(216,954)
Gain on settlement of accounts payable				422,414	0
Gain on deconsolidation	$ 4,393,242			0	4,393,242
Interest expense		(65,254)	(662,370)	(1,285,460)	(1,109,031)
Loss on modification of line of credit				650,000	0
Loss on note receivable modification				0	1,895,434
Debt default penalty		0	(286,059)	(286,059)	0
Other expense		0	11,182	0	179,368
Total other expense		(65,254)	(959,611)	(1,331,233)	992,455
LOSS BEFORE INCOME TAXES		(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Income tax expense		0	0	0	0
LOSS FROM CONTINUING OPERATIONS		(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Loss from discontinued operations		(73,758)	(371,836)	(392,177)	(8,362,626)
NET LOSS				(3,725,027)	(13,111,685)
Loss attributable to non-controlling interest				0	(738,106)
NET LOSS		(632,417)	(1,846,700)	(3,725,027)	(12,373,579)
Net loss attributable to common stockholders of GB Sciences, Inc.
Continuing operations		(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Discontinued operations		(73,758)	(371,836)	(392,177)	(7,624,520)
Net loss		$ (632,417)	$ (1,846,700)	$ (3,725,027)	$ (12,373,579)
Net loss per common share – basic and diluted
Continuing operations (in dollars per share)		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Discontinued operations (in dollars per share)		(0.00)	(0.00)	(0.00)	(0.03)
Net loss (in dollars per share)		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.05)
Weighted average common shares outstanding - basic and diluted (in shares)		315,675,539	277,968,516	285,190,729	258,450,641